Aug. 31, 2025
Neuberger Small-Mid Cap ETF
GOAL
The Fund seeks growth of capital.
Fees and Expenses
These tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[1]	0.60
Other expenses	0.15
Total annual operating expenses	0.75
Fee waivers and/or expense reimbursement[2]	0.10
Total annual operating expenses after fee waivers and/or expense reimbursement[3]	0.65
[1]
“Management fees” have been restated to reflect current management fees.
[2]
“Fee waivers and/or expense reimbursement” have been restated to reflect the contractual expense limitation described in footnote 3 below.
[3]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.64% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund provided that repayment does not cause annual Operating Expenses to exceed 0.64% of the Fund’s average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table. Actual performance and expenses may be higher or lower.

1 Year	3 Years	5 Years	10 Years
$66	$208	$386	$901

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the Fund normally invests 80% of its net assets in securities of small- and mid-capitalization companies. For purposes of this policy, the Fund considers a company to be small or mid capitalization if it has a market capitalization within the market capitalization range of companies in the Russell 2000® Index or the Russell Midcap® Index, at the time of initial purchase.
At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.
Although the Fund invests primarily in domestic securities, it may also invest up to 10% of its assets in securities of foreign companies.
The Portfolio Managers use bottom-up, fundamental security analysis to identify what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. The Portfolio Managers seek to identify growing, financially strong small and mid-cap companies that they believe are mispriced due to a lack of analyst research coverage and the market’s focus on short-term time horizons. The Portfolio Managers attempt to exploit these market inefficiencies and look for opportunities to invest in companies they believe to be undervalued. Factors in identifying such companies may include: a history of above average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and a belief that the company has sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while endeavoring to limit the risks typically associated with small- and mid-cap securities. The Portfolio Managers seek to manage investment risk by maintaining broad issuer and industry diversification among companies, and by utilizing fundamental analysis of risk/return characteristics in securities selection.
As part of their fundamental investment analysis the Portfolio Managers consider environmental, social and governance factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.
The Fund will not change its strategy of normally investing at least 80% of its net assets in securities of small- and mid- capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PERFORMANCE
Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, visit www.nb.com/ETF or call (877)-628-2583 for performance information. Past performance (before and after taxes) is not a prediction of future results.